Expense Example (dei_DocumentInformationDocumentAxis, (Wells Fargo Advantage Conservative Income Fund), Institutional Class, USD $)	0 Months Ended
Jun. 01, 2013
(Wells Fargo Advantage Conservative Income Fund) | Institutional Class
Expense Example:
Expense Example, with Redemption, 1 Year	$ 28
Expense Example, with Redemption, 3 Years	$ 115